Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 121,658	$ 139,481	$ 97,621	$ 113,577
Accounts receivable and prepaid expenses	26,287	25,600
Advances to affiliates	21,036	6,634
Consolidated total assets	4,271,226	4,219,594
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,683,649	3,591,693
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 418,596	$ 456,186